EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the AlphaOne U.S. Equity Long Short Fund in interactive data format.



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                                 EXHIBIT INDEX


EXHIBIT  NUMBER             DESCRIPTION

EX-101.INS                  XBRL  Instance  Document

EX-101.SCH                  XBRL  Taxonomy  Extension  Schema  Document

EX-101.CAL                  XBRL  Taxonomy  Extension  Calculation  Linkbase

EX-101.DEF                  XBRL  Taxonomy  Extension  Definition  Linkbase

EX-101.LAB                  XBRL  Taxonomy  Extension  Labels  Linkbase

EX-101.PRE                  XBRL  Taxomony  Extension  Presentation  Linkbase